SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

On January 26, 2022, the Company, entered into a Securities Purchase Agreement (the “Note Securities Purchase Agreement”) with an accredited investor (the “Note Investor”) for the issuance and sale of a Senior Convertible Note with an initial principal amount of $33,333,333 (the “Note”) at a conversion price of $10.00 per share of Cryptyde’s common stock, par value $0.001 (the “Common Stock”), a warrant (the “Warrant”) to purchase up to 3,333,333 shares of Common Stock with an initial exercise price of $10.00 per share of Common Stock (the “Note Private Placement”). The entire outstanding principal balance and any outstanding fees or interest shall be due and payable in full on the third anniversary of the date the note is issued (“Maturity Date”). The Note shall not bear interest, provided, however, that the Note will bear interest at 18% per annum upon the occurrence of an event of default. The Note Investor may terminate its obligations under the Note Securities Purchase Agreement if the closing has not occurred by June 30, 2022. In connection with the Note Private Placement, Cryptyde also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Note Investor, and will enter into a Security Agreement, a Pledge Agreement and various ancillary certificates, disclosure schedules and exhibits in support thereof prior to the closing of the Purchase Agreement.

On January 26, 2022, the Company, with respect to certain sections, entered into a Securities Purchase Agreement (the “Equity Private Placement”) with an accredited investor (the “Equity Investor”) for the issuance of a (i) 1,500,000 shares of Common Stock, and (ii) a warrant (the “Equity Investor Warrant”) to purchase up to 1,500,000 shares of Common Stock with an exercise price of $8.00 per share of Common Stock (the “Equity Private Placement”). The consideration to be paid to Cryptyde under the Equity Private Placement is $12,000,000. The Equity Private Placement will close upon the satisfaction of certain conditions of the Equity Investor and Cryptyde, as well as: (i) closing conditions to the Spin-Off have been satisfied or waived, and (ii) the Common Stock shall be approved for Trading on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange. The Equity Private Placement contains covenants on the part of Cryptyde, including that Cryptyde will reserve for the purpose of issuance at least 100% of the maximum number of shares of Common Stock issuable upon conversion of the Equity Investor Warrant. In addition, under the Equity Private Placement, Cryptyde will grant the Equity Investor certain rights to participate in any Subsequent Placements for the same duration as the participation right pursuant to the Note Securities Purchase Agreement.

Cryptyde and the Note Investor closed on the transactions contemplated by the Note Securities Purchase Agreement on May 5, 2022. At the closing, Cryptyde issued to the Note Investor the Warrant to purchase up to 3,333,333 shares of Cryptyde Common Stock with an exercise price of $10.00 per share.

Cryptyde and the Equity Investor closed on the transactions contemplated by the Equity Private placement on May 20, 2022. At the closing, Cryptyde issued to the Equity Investor 1,500,000 shares of Cryptyde Common Stock and a warrant to purchase up to 1,500,000 shares of Cryptyde Common Stock with an exercise price of $8.00 per share.

On April 26, 2022, the Company entered into an assignment and assumption agreement with Vinco Ventures, Inc. whereby the parties agreed to transfer and assign to Cryptyde, Inc. the lease agreement dated July 16, 2021 by and between Abdi R. Boozer-Jomehri (d/b/a Safety Harbor Centre, Inc.) and Edison Nation, LLC, a 100% owned subsidiary of Vinco Ventures, Inc. (the “Safety Harbor Lease”).

10. SUBSEQUENT EVENTS

On January 26, 2022, the Company, entered into a Securities Purchase Agreement (the “Note Securities Purchase Agreement”) with an accredited investor (the “Note Investor”) for the issuance and sale of a Senior Convertible Note with an initial principal amount of $33,333,333 (the “Note”) at a conversion price of $10.00 per share of Cryptyde’s common stock, par value $0.001 (the “Common Stock”), a warrant (the “Warrant”) to purchase up to 3,333,333 shares of Common Stock with an initial exercise price of $10.00 per share of Common Stock (the “Note Private Placement”). The entire outstanding principal balance and any outstanding fees or interest shall be due and payable in full on the third anniversary of the date the note is issued (“Maturity Date”). The Note shall not bear interest, provided, however, that the Note will bear interest at 18% per annum upon the occurrence of an event of default. The Note Investor may terminate its obligations under the Note Securities Purchase Agreement if the closing has not occurred by June 30, 2022. In connection with the Note Private Placement, Cryptyde also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Note Investor, and will enter into a Security Agreement, a Pledge Agreement and various ancillary certificates, disclosure schedules and exhibits in support thereof prior to the closing of the Purchase Agreement.

On January 26, 2022, the Company, with respect to certain sections, entered into a Securities Purchase Agreement (the “Equity Private Placement”) with an accredited investor (the “Equity Investor”) for the issuance of a (i) 1,500,000 shares of Common Stock, and (ii) a warrant (the “Equity Investor Warrant”) to purchase up to 1,500,000 shares of Common Stock with an exercise price of $8.00 per share of Common Stock. The consideration to be paid to Cryptyde under the Equity Private Placement is $12,000,000. The Equity Private Placement will close upon the satisfaction of certain conditions of the Equity Investor and Cryptyde, as well as: (i) closing conditions to the Spin-Off have been satisfied or waived, and (ii) the Common Stock shall be approved for Trading on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange. The Equity Private Placement contains covenants on the part of Cryptyde, including that Cryptyde will reserve for the purpose of issuance at least 100% of the maximum number of shares of Common Stock issuable upon conversion of the Equity Investor Warrant. In addition, under the Equity Private Placement, Cryptyde will grant the Equity Investor certain rights to participate in any Subsequent Placements for the same duration as the participation right pursuant to the Note Securities Purchase Agreement.